Filed Pursuant to Rule 497(e)
Registration Nos. 333-215588; 811-23226

TrueMark Technology, AI & Deep Learning ETF (LRNZ)
TrueMark ESG Active Opportunities ETF (ECOZ)
(collectively, the “Funds”)

May 8, 2020

Supplement to the
Prospectus, dated February 26, 2020, as supplemented March 12, 2020,
Statement of Additional Information, dated February 26, 2020, and Summary Prospectus, dated February 27, 2020,
as supplemented March 12, 2020

Effective May 18, 2020, the Funds’ name will change as follows:

	Current	New
Fund Name	TrueMark Technology, AI & Deep Learning ETF	TrueShares Technology, AI & Deep Learning ETF
Fund Name	TrueMark ESG Active Opportunities ETF	TrueShares ESG Active Opportunities ETF

* * *

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

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